Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits for Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 28, 2012	Oct. 28, 2012	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits beginning of period		$ 196	$ 192	$ 190	$ 206
Gross increases for tax positions in current period				1	1
Gross increases for tax positions in prior period	3	7	6	4
Gross decreases for tax positions in prior period					(16)
Settlements			(1)	(3)
Lapse of statutes			(1)		(1)
Unrecognized Tax Benefits end of period	$ 197	$ 197	$ 196	$ 192	$ 190